Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Income before income taxes	$ 98,412	$ 159,997	$ 23,870
Adjustments to reconcile income before income taxes to net cash flow from operating activities:
Net finance (income) expense	(1,152)	(7,269)	18,224
Fair value gain on long-term investments	(5,000)	(89,838)	(1,500)
Share of net loss of equity-accounted investees	2	0	6
Impairment of non-financial assets	113	681	3,194
Depreciation and amortization	15,582	13,165	13,939
Share-based compensation	8,631	14,926	9,073
Other adjustments	(66)	(255)	(452)
Changes in working capital:
Trade and other receivables	(20,199)	(17,956)	(19,299)
Other current assets	(1,820)	(500)	4,253
Trade and other payables	23,038	5,310	8,559
Deferred revenue	(4,830)	9,277	(97)
Other liabilities	(86)	1,158	3
Income taxes paid	(7,649)	(5,937)	(3,111)
Net cash flow from operating activities	104,977	82,761	56,662
Cash flows from investing activities:
Purchase of equipment	(23,344)	(1,873)	(3,187)
Purchase of intangible assets	0	(250)	0
Development expenditure	(7,263)	(4,281)	(6,789)
Investment in an associate	(1,250)	0	0
Sale of long-term investments	1,333	0	36,879
Net sale of short-term investments	0	23,414	16,178
Interest received	3,412	2,989	1,368
Net cash flow from (used in) investing activities	(27,112)	19,999	44,450
Cash flows from financing activities:
Share repurchases	0	(32,695)	(146,068)
Dividends paid	(37,435)	(23,105)	0
Proceeds from exercise of share options	0	394	0
Repayment of borrowings	0	(161)	(378)
Payment of lease liabilities	(4,181)	(3,907)	(3,837)
Interest paid	(530)	(369)	(293)
Net cash flow used in financing activities	(42,146)	(59,843)	(150,578)
Net change in cash and cash equivalents	35,720	42,918	(49,465)
Cash and cash equivalents at beginning of period	93,863	52,414	102,876
Effect of exchange rate changes on cash and cash equivalents	(2,785)	(1,469)	(996)
Cash and cash equivalents at end of period	$ 126,797	$ 93,863	$ 52,414